Employee benefit plans (Summary of Fair Value of Classes of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 1,369,236	¥ 1,447,802	¥ 1,244,466
Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	692,801	713,528	580,982
Equity securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	669,287	766,836
Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	375,233	421,657
Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	500,990	603,293
Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	201,967	244,542
Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	168,297	163,543
Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	173,266	177,115
Debt securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	373,403	362,109
Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	206,935	195,438
Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	249,565	247,261
Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	84,130	71,712
Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	90,330	91,348
Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	75,222	67,534
Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	33,508	23,500
Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	47,583	56,192
Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 198,074	¥ 175,068
Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 128,472	¥ 143,789
Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	110,633	96,433
Level 1 | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	630,552	718,190
Level 1 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	289,755	332,606
Level 1 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	500,990	603,293
Level 1 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	201,967	244,542
Level 1 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	500,990	603,293
Level 1 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 201,967	¥ 244,542
Level 1 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 90,330	¥ 91,348
Level 1 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 75,222	¥ 71,225
Level 1 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 90,330	¥ 91,348
Level 1 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 75,222	¥ 67,534
Level 1 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets		¥ 3,691
Level 1 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 1 | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 39,232	¥ 23,549
Level 1 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	12,566	16,839
Level 2 | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	681,618	679,272
Level 2 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	320,287	314,092
Level 2 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	168,297	163,543
Level 2 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 173,266	¥ 177,115
Level 2 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 168,297	¥ 163,543
Level 2 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	173,266	177,115
Level 2 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	282,927	270,528
Level 2 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	131,713	124,213
Level 2 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	249,565	247,261
Level 2 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 84,130	¥ 71,712
Level 2 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 33,362	¥ 23,267
Level 2 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	47,583	52,501
Level 2 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 198,074	¥ 175,068
Level 2 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 2 | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 32,320	¥ 70,133
Level 2 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	15,308	12,764
Level 3 | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	57,066	50,340	48,082	¥ 41,976
Level 3 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 82,759	¥ 66,830
Level 3 | Equity securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Common stocks | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 146	¥ 233	322	441
Level 3 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Commingled funds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Government bonds | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Debt securities | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 146	¥ 233
Level 3 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Insurance Contracts | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Insurance Contracts | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets
Level 3 | Other | Japanese plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 56,920	¥ 50,107	47,760	41,535
Level 3 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 82,759	¥ 66,830	¥ 47,866	¥ 40,607